Related Party Transactions (Details) - Schedule of related party transactions - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue	$ 2,171	$ 1,807
Accounts Receivable [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Accounts receivable	300		$ 583	$ 2,083
Deferred Revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Deferred revenue	$ 13,862		$ 15,238	$ 16,787